Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities:
Net loss	$ (164,316)	$ (93,112)	$ (36,780)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	11,568	4,658	2,800
Loss on disposal of property and equipment	958	0	0
Provision for bad debt and valuation allowance	1,375	1,348	299
Gain on loan sales, including $0, $269 and $0 from related parties, respectively	(21,697)	(7,446)	0
Equity-based compensation expense	5,611	555	490
Amortization and write-off of debt issuance costs	1,646	0	0
Originations of finance receivables	(529,153)	(224,169)	(80,070)
Proceeds from sale of finance receivables	527,265	269,262	0
Proceeds from sale of finance receivables to related party	0	13,015	79,362
Purchase of finance receivables from related party	0	(74,589)	0
Changes in assets and liabilities:
Accounts receivable	(8,715)	(3,492)	(2,711)
Vehicle inventory	(40,839)	(117,468)	(41,667)
Other current assets	(6,605)	(7,157)	(789)
Other assets	(1,019)	0	0
Accounts payable and accrued liabilities	16,986	17,922	4,122
Accounts payable to related party	(82)	(19,552)	21,436
Other liabilities	7,093	0	0
Net cash used in operating activities	(199,924)	(240,225)	(53,508)
Cash Flows from Investing Activities:
Purchases of property and equipment	(78,490)	(39,539)	(13,950)
Change in restricted cash	(4,177)	(8,151)	(2,115)
Net cash used in investing activities	(82,667)	(47,690)	(16,065)
Cash Flows from Financing Activities:
Proceeds from floor plan facility	949,144	410,562	125,080
Payments on floor plan facility	(865,665)	(287,551)	(88,397)
Proceeds from Verde Credit Facility	35,000	0	0
Payments on Verde Credit Facility	(35,000)	0	0
Proceeds from long-term debt	32,698	0	0
Payments on long-term debt	(2,259)	(284)	0
Payments of debt issuance costs, including $1,000, $0 and $0 to related parties, respectively	(2,055)	(728)	(150)
Proceeds from note payable to related party	0	0	50,000
Payment of note payable to related party	0	0	(11,752)
Net proceeds from initial public offering	206,198	(398)	0
Net proceeds from issuance of Class A Convertible Preferred Stock	98,682	0	0
Proceeds from exercise of stock options	48	0	0
Tax withholdings related to restricted stock awards	(704)	0	0
Class C redeemable preferred units issuance costs		(400)
Dividends paid	0	0	(33,533)
Net cash provided by financing activities	416,087	283,965	105,778
Net increase (decrease) in cash and cash equivalents	133,496	(3,950)	36,205
Cash and cash equivalents at beginning of period	39,184	43,134	6,929
Cash and cash equivalents at end of period	172,680	39,184	43,134
Class C Redeemable Preferred Units
Cash Flows from Financing Activities:
Proceeds from issuance of Class C redeemable preferred units	0	162,446	65,000
Class C redeemable preferred units issuance costs	$ 0	$ (82)	$ (470)